UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2020 Term

            Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.9%

Alabama — 0.4%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 06/01/20	$1,000	$1,051,970
Tuscaloosa City Board of Education, RB, 5.00%, 08/01/20	225	239,382

		1,291,352
Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 01/01/21	3,200	3,425,856
Series C, 5.00%, 01/01/21	2,500	2,676,450

		6,102,306
Arizona — 3.2%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 07/01/19(a)	180	183,060
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 07/01/19(b)	5,585	5,762,212
5.00%, 07/01/20	1,300	1,379,924
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,516,350
5.25%, 12/01/20	1,000	1,071,490

		9,913,036
California — 5.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	815	872,669
Los Angeles California Unified School District, GO, Series I, 5.00%, 07/01/20	3,750	3,873,150
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 01/01/19	540	547,830
5.00%, 01/01/20	550	574,690
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,139,510
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 05/01/20	10,000	10,619,000

		17,626,849
Colorado — 1.3%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding:
Series A, 5.00%, 12/01/20	690	742,454
Series B, 5.00%, 12/01/20	1,335	1,436,487
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 2.70%, 12/01/19(a)	493	494,977

Security	Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 08/15/19	$125	$127,757
4.00%, 08/15/20	150	155,742
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	571,195
4.00%, 12/01/20	580	605,868

		4,134,480
Florida — 3.8%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/18(b)	5,160	5,190,599
County of Escambia Florida, RB, Gulf Power Co. Project, 1.80%, 04/01/39(c)	2,500	2,460,575
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,466,424
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	500	530,250
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 05/01/13(d)(e)	2,980	2,086,000

		11,733,848
Georgia — 2.4%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,505,749

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	250	264,340
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,265,208

		1,529,548
Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,335,958
5.00%, 11/15/20	1,440	1,552,824

		2,888,782

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois — 13.3%
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/20	$1,000	$1,051,600
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, 5.00%, 01/01/20	1,000	1,021,040
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM):
5.00%, 11/01/18(b)	4,040	4,076,481
5.00%, 11/01/20	960	967,987
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,075,750
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 06/15/22(f)	13,455	11,813,894
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 06/01/20	10,000	10,569,900
State of Illinois, GO, 5.00%, 07/01/20	4,055	4,203,129
State of Illinois, RB, Series B:
5.00%, 06/15/19(b)	515	530,048
5.00%, 06/15/20	1,485	1,526,046
State of Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/20	4,145	4,327,670

		41,163,545
Indiana — 0.4%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/21	600	644,556
Northern Indiana Commuter Transportation District, RB, 5.00%, 07/01/20	620	658,359

		1,302,915
Kansas — 1.8%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20(f)	3,150	2,871,225

Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C:
5.25%, 11/15/19(b)	$55	$57,414
5.25%, 11/15/20	2,445	2,557,446

		5,486,085
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,169,313
5.00%, 12/01/20	1,430	1,514,399
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project(f):
0.00%, 07/01/19	255	248,962
0.00%, 07/01/20	1,000	947,460

		4,880,134
Louisiana — 0.1%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	426,428

Maryland — 1.6%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds:
5.00%, 06/15/19	250	257,483
5.00%, 06/15/20	275	291,676
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester & Farmington Village Project:
4.00%, 07/01/19	285	291,179
5.00%, 07/01/20	500	530,250
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(g)	730	764,054
Maryland EDC, Refunding RB, University of Maryland, College Park Projects (AGM), 4.00%, 06/01/20	640	665,350
Maryland Health & Higher Educational Facilities Authority, Refunding RB: Charlestown Community, 5.50%, 01/01/21(g)	1,335	1,447,180
University of Maryland, Medical System, 5.00%, 07/01/19	670	690,388

		4,937,560

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/20	$1,000	$1,041,310

Michigan — 4.3%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 09/01/20	1,500	1,512,480
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 05/15/20	885	921,595
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 07/01/20	1,000	1,032,980
Michigan Finance Authority, Refunding RB, Student Loan, Series 25-A, AMT:
5.00%, 11/01/19	1,940	2,012,013
5.00%, 11/01/20	1,800	1,907,820
Saginaw Valley State University, Refunding RB, General, Series A, 5.00%, 07/01/20	1,000	1,059,140
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	347,425
Series 2-A, 4.00%, 10/15/20	1,205	1,262,237
State of Michigan Trunk Line Revenue, Refunding RB:
5.00%, 11/01/20	1,000	1,042,560
5.00%, 11/01/21	2,000	2,084,600

		13,182,850
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, Series A (AGM), 5.00%, 03/01/20	1,035	1,084,380

Missouri — 1.2%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 09/01/20	3,000	3,193,230

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/20	$500	$534,270

		3,727,500
Multi-State — 1.7%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 10/31/52	2,500	2,576,150
Series B-3-2, 6.30%, 10/31/52	2,500	2,581,675

		5,157,825
Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/20	3,500	3,712,135

Nevada — 2.2%
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 08/01/20	1,115	1,167,416
County of Clark Nevada Department of Aviation, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 07/01/19	500	515,125
5.00%, 07/01/20	1,000	1,060,120
Washoe County School District, GO, School Improvement, Series C, 5.00%, 10/01/20	3,695	3,944,745

		6,687,406
New Jersey — 8.4%
County of Atlantic New Jersey, GO, Refunding, 3.00%, 10/01/20	2,740	2,809,432
Garden State Preservation Trust, Refunding RB, Series C (AGM), 5.25%, 11/01/20	1,500	1,607,250
New Jersey EDA, RB, AMT: Continental Airlines, Inc. Project, 4.88%, 09/15/19	690	702,551
Private Activity Bond, The Goethals Bridge Replacement Project, 5.00%, 07/01/20	250	263,382
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/20	2,500	2,624,625
Provident Group Montclair (AGM), 4.00%, 06/01/20	105	108,966
School Facilities, Series GG, 5.00%, 09/01/22	2,000	2,114,900
School Facilities, Series K (AGC), 5.25%, 12/15/20	3,150	3,381,903

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 07/01/19	$1,060	$1,091,567
Seton Hall University, Series D, 5.00%, 07/01/20	650	687,687
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18(g)	2,500	2,540,525
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/19	2,565	2,668,575
5.00%, 12/01/20	2,900	3,086,818
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/20	2,000	2,105,360

		25,793,541
New York — 4.3%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 07/15/20	330	348,995
Build NYC Resource Corp., Refunding RB, Pratt Paper NY, Inc. Project, AMT, 3.75%, 01/01/20(a)	305	309,721
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/19	400	411,168
5.00%, 06/01/20	450	476,811
Metropolitan Transportation Authority, Refunding RB, VRDN, Trasportation, Sub Series E-2, 1.57%, 11/15/50(c)	2,300	2,300,000
New York State Energy Research & Development Authority, Refunding RB, Electric & Gas Corp. Project, Series B, 2.00%, 02/01/29(c)	3,000	2,997,900
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 01/01/20	875	916,291
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/20	3,500	3,677,135
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,525	1,586,214

Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 06/01/20	$230	$241,486

		13,265,721
North Carolina — 2.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 01/01/19(b)	1,400	1,421,112
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 01/01/20	5,000	5,231,650

		6,652,762
Ohio — 0.9%
State of Ohio, RB, Portsmouth Bypass Project, AMT:
5.00%, 06/30/19	945	968,634
5.00%, 12/31/19	830	861,341
5.00%, 06/30/20	1,000	1,049,990

		2,879,965
Oklahoma — 0.4%
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 09/01/22	1,100	1,183,545

Pennsylvania — 9.1%
Chester County Health & Education Facilities Authority, Refunding RB, Simpson Senior Services, Series A:
4.00%, 12/01/19	840	849,534
4.00%, 12/01/20	870	883,128
City of Philadelphia PA Airport Revenue, Refunding RB, AMT, Series B, 5.00%, 07/01/20	1,450	1,536,884
Commonwealth of Pennsylvania, GO, Refunding First Series, 5.00%, 08/15/20	1,000	1,062,030
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Project, 4.00%, 01/01/20	1,000	1,025,190
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 05/01/19	1,300	1,327,768
Montgomery County IDA, Refunding RB, Albert Einstein Healthcare, Series A, 5.00%, 01/15/20	1,400	1,448,804
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement Project:
5.00%, 12/31/20	3,830	4,060,260
AMT, 5.00%, 06/30/20	295	309,352

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	$2,175	$2,258,389
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services:
4.00%, 10/01/19	1,165	1,177,163
4.00%, 10/01/20	1,210	1,233,026
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 05/01/20(g)	1,480	1,563,428
Drexel University, 5.00%, 05/01/20	95	100,119
University Properties, Inc., 4.00%, 07/01/19	230	233,135
University Properties, Inc., 4.00%, 07/01/20	450	461,002
Widener University, 5.00%, 07/15/20	600	632,640
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	461,840
2.55%, 04/01/20	850	856,630
2.65%, 10/01/20	865	874,082
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 07/01/20	1,500	1,590,750
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 06/01/19(b)	1,000	1,028,760
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 07/15/20	995	1,055,426
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/20	350	374,392
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 07/01/19	360	365,234
4.00%, 07/01/20	465	476,983
Westmoreland County Municipal Authority, Refunding RB, (BAM):
5.00%, 08/15/19	335	346,410
3.00%, 08/15/20	110	112,450
5.00%, 08/15/20	355	377,021

		28,081,830

Security	Par (000)	Value
Rhode Island — 3.0%
Rhode Island Commerce Corp., Refunding RB, Rhode Island Department of Transportation, Series A, 5.00%, 06/15/20	$3,465	$3,675,776
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/20	1,500	1,575,015
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,089,855

		9,340,646
South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 07/01/20(g)	2,000	2,124,120

Tennessee — 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb Revenue Project, Series A:
4.00%, 10/01/19	240	245,518
5.00%, 10/01/20	325	344,048

		589,566
Texas — 13.6%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/19(g)	605	615,739
5.75%, 01/01/19	195	198,001
5.00%, 01/01/20	620	644,025
5.75%, 01/01/20	1,140	1,196,008
Central Texas Turnpike System, RB, CAB (AMBAC)(f):
0.00%, 08/15/21(g)	1,825	1,717,489
Series A, 0.00%, 08/15/21	6,165	5,756,631
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/42(c)	1,000	1,050,850
City of Houston Texas Airport System Revenue, Refunding RB:
Series B-2, AMT, 5.00%, 07/15/20	3,000	3,154,950
Subordinate Lien, Series B, 5.00%, 07/01/20	250	265,370
United Airlines, Inc. Terminal E Project, AMT, 4.50%, 07/01/20	5,000	5,206,650

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	$3,715	$3,957,775
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 05/15/20	5,000	5,284,400
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 04/01/19	345	349,154
4.00%, 04/01/20	415	426,031
4.00%, 04/01/20	585	600,549
4.00%, 04/01/20	180	184,874
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 01/01/19(b)	815	828,130
5.38%, 01/01/19(b)	4,060	4,127,477
5.25%, 01/01/20	185	187,810
5.38%, 01/01/21	940	954,288
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,330,950

		42,037,151
Virginia — 1.5%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,146,700
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 07/01/20	1,500	1,590,750
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A(a):
5.00%, 07/01/19	425	433,950
5.00%, 07/01/20	335	348,571

		4,519,971

Security	Par (000)	Value
Washington — 2.4%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	$2,625	$2,822,689
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	266,787
5.00%, 10/01/42(c)	4,000	4,369,880

		7,459,356
Wisconsin — 0.9%
State of Wisconsin, Refunding RB, General, Series A, 5.25%, 05/01/20	1,000	1,027,360
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.00%, 04/01/19(b)	1,515	1,550,890
ThedaCare, Inc., 5.00%, 12/15/20	250	267,025

		2,845,275

Total Long-Term Investments — 97.9% (Cost — $296,374,721)		302,289,472

	Shares
Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(h)(i)	4,771,165	4,772,119

Total Short-Term Securities — 1.6% (Cost — $4,771,560)		4,772,119

Total Investments — 99.5% (Cost — $301,146,281)		307,061,591
Other Assets Less Liabilities — 0.5%		1,596,799

Net Assets Applicable to Common Shares — 100.0%		$308,658,390

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK)

(f)	Zero-coupon bond.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Annualized 7-day yield as of period end.
(i)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 04/30/18	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	4,771,165	4,771,165	$4,772,119	$6,927	$15	$559

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Municipal 2020 Term Trust (BKK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$302,289,472	$—	$302,289,472
Short-Term Securities	4,772,119	—	—	4,772,119

	$4,772,119	$302,289,472	$—	$307,061,591

(a)	See above Schedule of Investments for values in each state or political subdivision.

During the period ended July 31, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2020 Term Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2020 Term Trust

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2020 Term Trust

Date: September 20, 2018